OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [text block] [Abstract]
Disclosure of other provisions [text block]	More detail on the nature of the assumptions that have been made and key sensitivities is set out be

	Provisions for commitments £m	Payment protection insurance £m	Other regulatory provisions £m	Vacant leasehold property £m	Other £m	Total £m
At 1 January 2017	56	2,608	1,339	51	1,164	5,218
Exchange and other adjustments	(26)	–	16	9	139	138
Acquisition of businesses (note 22)	9	527	–	–	92	628
Provisions applied	–	(1,657)	(928)	(23)	(252)	(2,860)
Charge for the year	(9)	1,300	865	19	247	2,422
At 31 December 2017	30	2,778	1,292	56	1,390	5,546